Schedule of loan from non-related company (Details) - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Loans Payable	$ 8,598,931	$ 7,297,100
Loan From Non Related Company A [Member]
IfrsStatementLineItems [Line Items]
Loans Payable	55,103	69,429
Loan From Non Related Company B [Member]
IfrsStatementLineItems [Line Items]
Loans Payable	8,541,888	7,150,626
Loan From Non Related Company C [Member]
IfrsStatementLineItems [Line Items]
Loans Payable		63,467
Loan From Non Related Company D [Member]
IfrsStatementLineItems [Line Items]
Loans Payable	$ 1,941	$ 13,579